Prospectus Supplement dated April 30, 2010
The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Global Real Estate Fund
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
“Investment decisions for the fund are made by the investment management teams at Invesco and Invesco Asset Management. The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio:
•	Joe Rodriguez, Jr., (lead manager), Portfolio Manager, who has been responsible for the fund since inception and has been associated with Invesco and/or its affiliates since 1990. As the lead manager, Mr. Rodriguez generally has final authority over all aspects of the fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rodriguez may perform these functions, and the nature of these functions, may change from time to time.

•	Mark Blackburn, Portfolio Manager, who has been responsible for the fund since inception and has been associated with Invesco and/or its affiliates since 1998.

•	James Cowen, Portfolio Manager, who has been responsible for the fund since 2008. Mr. Cowen previously managed the fund from January, 2006 to January, 2007, and has been a member of the Invesco’s Real Estate Team since 2001. Mr. Cowen has been associated with Invesco Asset Management and/or its affiliates since 2001.

•	Paul Curbo, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with Invesco and/or its affiliates since 1998.

•	James Trowbridge, Portfolio Manager, who has been responsible for the fund since inception and has been associated with Invesco and/or its affiliates since 1989.

•	Darin Turner, Portfolio Manager, who has been responsible for the fund since 2010 and has been associated with Invesco and/or its affiliates since 2005. Prior to 2005, he was a financial analyst in the corporate finance group of ORIX Capital Markets.

•	Ping-Ying Wang, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with Invesco and/or its affiliates since 1998.
          More information on the portfolio managers may be found on the advisor’s website www.invesco.com. The website is not part of this prospectus.
          The fund’s Statement of Additional Information provides additional information about the portfolio managers’ investments in the fund, a description of their compensation structure and information regarding other accounts they manage.”

Prospectus Supplement dated April 30, 2010
The purpose of this mailing is to provide you with changes to the current Prospectus for Institutional Class shares of the Funds listed below:
Invesco Core Bond Fund
Invesco Dynamics Fund
Invesco Global Real Estate Fund
Invesco High Yield Fund
Invesco Income Fund
Invesco Limited Maturity Treasury Fund
Invesco Money Market Fund
Invesco Real Estate Fund
Invesco Short Term Bond Fund
Invesco U.S. Government Fund
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Global Real Estate” in the prospectus:
•	“Joe Rodriguez, Jr., (lead manager), Portfolio Manager, who has been responsible for the fund since inception and has been associated with Invesco and/or its affiliates since 1990.

•	Mark Blackburn, Portfolio Manager, who has been responsible for the fund since inception and has been associated with Invesco and/or its affiliates since 1998.

•	James Cowen, Portfolio Manager, who has been responsible for the fund since 2008. Mr. Cowen previously managed the fund from January, 2006 to January, 2007, and has been a member of the Invesco’s Real Estate Team since 2001. Mr. Cowen has been associated with Invesco Asset Management and/or its affiliates since 2001.

•	Paul Curbo, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with Invesco and/or its affiliates since 1998.

•	James Trowbridge, Portfolio Manager, who has been responsible for the fund since inception and has been associated with Invesco and/or its affiliates since 1989.

•	Darin Turner, Portfolio Manager, who has been responsible for the fund since 2010 and has been associated with Invesco and/or its affiliates since 2005. Prior to 2005, he was a financial analyst in the corporate finance group of ORIX Capital Markets.

•	Ping-Ying Wang, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with Invesco and/or its affiliates since 1998.”

Statement of Additional Information Supplement dated April 30, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, A2, B, C, R, Y, Investor, Institutional Class and Invesco Cash Reserve shares, as applicable, of the Funds listed below:
Invesco Core Bond Fund
Invesco Dynamics Fund
Invesco Global Real Estate Fund
Invesco High Yield Fund
Invesco Income Fund
Invesco Limited Maturity Treasury Fund
Invesco Money Market Fund
Invesco Municipal Bond Fund
Invesco Real Estate Fund
Invesco Short Term Bond Fund
Invesco U.S. Government Fund
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Global Real Estate Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of July 31, 2009 (except as noted):

		Other Registered Mutual		Other Pooled Investment		Other Accounts
	Dollar	Funds Managed (assets in		Vehicles Managed (assets		Managed
	Range of	millions)		in millions)		(assets in millions)
	Investments	Number		Number		Number
“Portfolio	in Each	of		of		of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts		Assets
Invesco Global Real Estate Fund
Mark Blackburn	$50,001-$100,000	9	$1,938.3	12	$1,046.0	48	[2]	$2,907.2	[2]
James Cowen	None	9	$1,938.3	12	$1,046.0	48	[2]	$2,907.2	[2]
Paul Curbo	None	9	$1,938.3	12	$1,046.0	48	[2]	$2,907.2	[2]
Joe Rodriguez, Jr.	$50,001-$100,000	9	$1,938.3	12	$1,046.0	48	[2]	$2,907.2	[2]
James Trowbridge	None	9	$1,938.3	12	$1,046.0	48	[2]	$2,907.2	[2]
Darin Turner[3]	None	2	$1,477.1	10	$1,148.6	49	[4]	$3,931.1	[4]
Ping-Ying Wang	None	9	$1,938.3	12	$1,046.0	48	[2]	$2,907.2	[2]”

[1]	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

[2]	This amount includes one fund that pays performance-based fees with $102.0 M in total assets under management.

[3]	Mr. Turner began serving as portfolio manager of Invesco Global Real Estate Fund on April 30, 2010. Information for Mr. Turner has been provided as of February 28, 2010.

[4]	This amount includes one fund that pays performance-based fees with $54.7 M in total assets under management.

Statement of Additional Information Supplement dated April 30, 2010

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, A2, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Fund listed below:

Invesco Core Bond Fund
Invesco Dynamics Fund
Invesco Global Real Estate Fund
Invesco High Yield Fund
Invesco Income Fund
Invesco Limited Maturity Treasury Fund
Invesco Money Market Fund
Invesco Municipal Bond Fund
Invesco Real Estate Fund
Invesco Short Term Bond Fund
Invesco U.S. Government Fund

The following information will be added immediately under the section “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS — Investment Strategies and Risks — Other Investments — Other Investment Companies” on page 18 of the Statement of Additional Information:

“Master Limited Partnerships (MLPs). Invesco Dynamics Fund may invest in MLPs.

An MLP is a public limited partnership. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities.

The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for the MLP investor than investors in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be.

MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.”